CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable, Accrued and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable, Accrued and Other Liabilities
Tax liabilities accrued (Note 12)	$ 181.9
Trade accounts payable and accrued liabilities	21.4	$ 25.0
Salary and other compensation expenses payable/accrued to employees	13.7	15.7
Operating lease liabilities, current (Note 8)	$ 13.3	$ 9.7
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Unused vacation reserve accrued	$ 5.2	$ 4.3
Other liabilities		1.8
Accounts payable, accrued and other liabilities	$ 235.5	$ 56.5